Deferred Underwriting Compensation	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Underwriting Compensation [Abstract]
Deferred Underwriting Compensation
5.	Deferred Underwriting Compensation
The Company is committed to pay a deferred underwriting discount totaling $12,075,000 or 3.50% of the gross offering proceeds of the Public Offering, to the underwriters upon the Company’s consummation of a Business Combination. The underwriters are not entitled to any interest accrued on the Deferred Discount, and no Deferred Discount is payable to the underwriters if there is no Business Combination.

6.	Deferred Underwriting Compensation
The Company is committed to pay a deferred underwriting discount totaling $12,075,000 or 3.50% of the gross offering proceeds of the Public Offering, to the underwriters upon the Company’s consummation of a Business Combination. The underwriters are not entitled to any interest accrued on the Deferred Discount, and no Deferred Discount is payable to the underwriters if there is no Business Combination.